Equity - Non-controlling interests - Dividends (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	€ 218	€ 225	€ 248
Sonatel [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	166	165	192
Sub-Group Orange Cte d'Ivoire [Member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	29	9	4
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	11	9	13
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	€ 7	14	14
Medi Telecom [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders		€ 24	€ 22